Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Summary of Purchase Price Calculation

The following table summarizes the purchase price calculation:

	Number of MidSouth shares outstanding	Per share exchange ratio	Number of FFN shares—as exchanged
Common Shares	3,873	0.425926	1,650
Convertible Voting Preferred Stock, 2009-A	1,018	0.851852	867
Convertible Voting Preferred Stock, 2011-A	242	0.851852	206
Series 2009-A Stock Warrants (strike price $3.25)	193	0.185185	36
Series 2011-A Stock Warrants (strike price $3.68)	44	0.153333	7

			2,766
Multiplied by FFN common stock value at acquisition date			$14.50

Fair value of FFN common stock issued (“Stock Consideration”)			$40,110
Cash consideration paid for fractional shares			18
Cash consideration paid for dissenting shares			100
Fair value of MidSouth stock options converted to FFN stock options			866

Total acquisition consideration			$41,094

Summary of Preliminary Estimates of Fair Value of the Assets Purchased , Including Goodwill, and Liabilities Assumed

The table below summarizes the fair value of the assets purchased, including goodwill, and liabilities assumed as of the July 1, 2014 purchase date.

In Thousands	July 1, 2014 (as initially reported)	Measurement Period Adjustments	July 1, 2014 (as adjusted)
Assets:
Cash and due from banks	$1,369	$—	$1,369
Interest-bearing accounts at other financial institutions	10,946		10,946
Securities, available-for-sale	57,431		57,431
Loans held for sale	7,071		7,071
Loans	184,345		184,345
Certificates of deposit at other financial institutions	250		250
Restricted equity securities	1,572		1,572
Bank premises and equipment, net	6,650		6,650
Bank-owned life insurance	3,144		3,144
Accrued interest receivable	728		728
Foreclosed assets	800	(260)	540
Core deposit intangible	3,060		3,060
Deferred tax asset	6,753	100	6,853
Goodwill	8,964	160	9,124
Other assets	747		747

Total assets acquired	$293,830	$—	$293,830

Liabilities:
Deposits	$244,415	$—	$244,415
Short-term borrowings	6,893		6,893
Other liabilities	1,428		1,428

Total liabilities assumed	$252,736	$—	$252,736

Contractually Required Principal and Interest Cash Payments, Management's Estimates of Expected Total Cash Payments

The table below summarizes the total contractually required principal and interest cash payments, management’s estimate of expected total cash payments and fair value of the loans as of July 1, 2014 for purchased credit-impaired (“PCI”) loans. Contractually required principal and interest payments have been adjusted for estimated prepayments.

Contractually required principal and interest	$8,510
Non-accretable difference	(1,745)

Cash flows expected to be collected	6,765
Accretable yield	(1,238)

Total purchased credit-impaired loans	$5,527

Summary of Fair Value of Acquired Loans and Unpaid Principal Balance

The table below presents information with respect to the fair value of acquired loans, as well as their unpaid principal balance at acquisition date.

	Unpaid Principal Balance	Fair Value
Loans:
Residential real estate	$39,425	$38,618
Commercial real estate	82,465	80,566
Construction and land development	43,766	42,454
Commercial loans	16,311	15,352
Consumer and other loans	1,865	1,828
Purchased credit-impaired	7,860	5,527

Total earning assets	$191,692	$184,345

Schedule of Acquired Intangible Assets

The following table represents acquired intangible assets at December 31, 2014 and 2013:

	2014		2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Acquired intangible assets:
Core deposit intangibles	$3,060	$(362)	$—	$—

Schedule of Estimated Amortization Expense	The following table presents estimated amortization expense for each of the next five years:

2015	$655
2016	564
2017	473
2018	382
2019	291

Pro-Forma Financial Information and Actual Results of Acquisition

Pro-forma data for the years ended December 31, 2014 and 2013 listed in the table below presents pro-forma information as if the MidSouth acquisition occurred at the beginning of 2013.

	Years ended December 31,
	2014	2013
Net interest income	$41,312	$32,022
Net income available to common shareholders	8,055	5,722

Earnings per share—basic	$1.04	$0.88
Earnings per share—diluted	$1.02	$0.87